Performance Management	Dec. 31, 2023
Capital Group International Bond ETF (USD-Hedged)
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]	Because the fund has been in operation for less than one full calendar year, information regarding investment results is not available as of the date of this prospectus.
Performance One Year or Less [Text]	Because the fund has been in operation for less than one full calendar year, information regarding investment results is not available as of the date of this prospectus.
Capital Group Municipal High-Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]	Because the fund has been in operation for less than one full calendar year, information regarding investment results is not available as of the date of this prospectus.
Performance One Year or Less [Text]	Because the fund has been in operation for less than one full calendar year, information regarding investment results is not available as of the date of this prospectus.
Capital Group Ultra Short Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]	Because the fund has been in operation for less than one full calendar year, information regarding investment results is not available as of the date of this prospectus.
Performance One Year or Less [Text]	Because the fund has been in operation for less than one full calendar year, information regarding investment results is not available as of the date of this prospectus.